Personnel Expenses - Schedule of Personnel Expenses (Details) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Personnel Expenses [Line Items]
Personnel expenses		R$ (292,679)	R$ (325,217)	R$ (630,313)	R$ (585,539)
Salaries [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses		(126,113)	(141,145)	(261,519)	(265,656)
Benefits [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses	[1]	(133,932)	(109,671)	(262,072)	(170,347)
Social Security Charges [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses	[2]	(32,181)	(72,708)	(105,953)	(146,439)
Others [Member]
Schedule of Personnel Expenses [Line Items]
Personnel expenses		R$ (452)	R$ (1,693)	R$ (768)	R$ (3,097)

[1]	The balance mainly refers to compensation expenses related to LTIP provisions made in the period ended June 30, 2026 which amounted to R$49,219 (R$ 0 for the period ended June 30, 2025).
[2]	The balance mainly includes payroll taxes related to LTIP payments made in the period ended June 30, 2026 which amounted to R$ 28,090 (R$ 0 for the period ended June 30, 2025).